SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE BASED COMPENSATION
(24)	SHARE BASED COMPENSATION

On July 31, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”) to recognize and acknowledge the contributions the eligible participants made to the Company and to the business. As of December 31, 2011, options to purchase up to 13,351,880 ordinary shares are authorized under the Plan. Share options are granted at an exercise price more than or equal to the stock’s fair value at the date of grant and have a term of three to five years. Generally, share option granted vest over 3 to 5 years from date of grant while certain options granted vest immediately.

The fair value of the option award is estimated on the date of grant using a lattice-based option valuation model, which incorporates ranges of assumptions for inputs as noted in the following table. Prior to the Initial Public Offering (“IPO”) in June 2007, because the Company did not maintain an internal market for its shares, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in similar industry. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The employees that were granted the share options are expected to exhibit the same behavior. Since the share options once exercised will primarily trade in the U.S. capital market and there was no comparable PRC zero coupon rate, the risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Note as of the grant date.

Following the Company’s IPO, because the Company did not have a sufficient historical transaction data to date to calculate the volatility, the expected volatility was still based on the historical volatilities of comparable publicly traded companies engaged in similar industry until 2010. Subsequent to 2010, the Company’s calculation of expected volatility was based on the implied volatility of the Company as of the grant date. Other computational methodologies and assumptions remained unchanged.

	2009	2010	2011
Expected volatility	60.89%~62.31%	70.28%~88.64%	58.88%~ 63.96%
Expected dividends	0%	0%	0%
Expected term	9.42~9.50 years	5.91~8.56 years	5.51~ 6.95 years
Risk-free interest rate	2.22%~2.85%	2.44%~3.88%	3.02%~ 3.66%
Estimated fair value of underlying ordinary shares	US$5.84~US$9.80	US$5.50~US$9.54	US$3.79~US$7.84

Prior to the IPO, the estimated fair value of the underlying ordinary shares granted was determined based on a valuation analysis performed by Sallmanns based on various generally accepted valuation methodologies. Management determined that the income approach was appropriate to determine the fair value of the Company’s business and its share price.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was US$8.19, US$5.76 and US$7.07 per share, respectively. The Company recorded non-cash share-based compensation expense of US$14,212, US$11,044 and US$9,927 for the years ended December 31, 2009, 2010 and 2011 respectively, in respect of share options granted to employees, of which US$1,881 (2010: US$2,783; 2009: US$3,381) was allocated to costs of goods sold, US$7,260 (2010: US$7,717; 2009: US$10,478) was allocated to general and administrative expenses, US$126 (2010: US$57; 2009: US$32) was allocated to selling expenses and US$660 (2010: US$487; 2009: US$321) was allocated to research and development costs. No non-cash share-based compensation expense was incurred for the years ended December 31, 2009, 2010 and 2011 respectively in respect of share options granted to non-employees.

A summary of options for the years ended December 31, 2009, 2010 and 2011 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2009

Outstanding as of December 31, 2008	6,268,499	130,000	6,398,499	US$	11.93

Granted during 2009	710,400	0	710,400	US$	11.20
Exercised	(41,247)	(100,000)	(141,247)	US$	5.56
Forfeited or cancelled	(604,796)	0	(604,796)	US$	26.94
Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57	2.0years	7,039

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2010

Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57

Granted during 2010	6,818,437	0	6,818,437	US$	7.12
Exercised	(1,532,712)	0	(1,532,712)	US$	4.55
Forfeited or cancelled	(503,463)	0	(503,463)	US$	21.29
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.80	6.43 years	29,992

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011

Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

Vested or expected to vest as of December 31, 2011	9,484,343	0	9,484,343	US$	9.31	6.64 years	0

Exercisable as of December 31, 2011	3,629,779	0	3,629,779	US$	11.8	3.80 years	0

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was US$711, US$4,719 and US$4,160 respectively.

The Company reduced the exercise price and extended the vesting period of 60,000 and 448,000 unvested share options held by employees in 2008 and 2009. The total incremental value as a result of the modification amounted to US$ 304 and US$2,559 in 2008 and 2009 respectively, which is recognized ratably over 3-5 years from the date of modification. The Company has elected to bifurcate the amounts and recognize the incremental value over the period from the modification date until the date when the modified share option vest. The modified share options were included in the number of share options granted and number of share options forfeited or cancelled for the years ended December 31, 2008 and 2009.

As of December 31, 2011, there was US$29,558 (2010: US$37,834) of total unrecognized compensation cost related to non-vested share options. This cost is expected to be recognized over a weighted average period of approximately 3.31 years (2010: 4.1 years). The Company is expected to issue new shares to satisfy share option exercises. Cash received from the exercise of options under the share option plans during 2011 was US$4,745 (2010: US$6,968).